Lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Lease Liabilities Payments Due	$ 21,046	$ 22,607
Short-term, lease liabilities	965	996
Long-term, lease liabilities	15,780	16,737
Lease liabilities	16,745	17,733
Payment of lease liabilities	995	1,227	$ 1,114
Lease liabilities	(579)	(810)	(862)
Income from subleasing right-of-use assets	0	227	$ 265
Other non-financial assets	742
Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Lease Liabilities Payments Due	1,506	1,574
After 1 year but within 5 years
Disclosure of detailed information about financial instruments [line items]
Lease Liabilities Payments Due	7,210	7,262
Later than five years and not later than ten years [member]
Disclosure of detailed information about financial instruments [line items]
Lease Liabilities Payments Due	$ 12,330	$ 13,771